Commitments and Contingencies, Purchase Commitments (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Nov. 30, 2018
Commitments and Contingencies [Abstract]
Purchase commitment					$ 3,100
Minimum purchase commitment				$ 0
Purchases made	$ 1,353	$ 1,990	$ 4,809